Earnout Liability (Tables)	6 Months Ended
Jun. 30, 2025
Earnout Liability [Line Items]
Schedule of Earnout Liability's Fair Value Measurement

The following table summarizes the activity for the earnout liability, where fair value measurement is estimated utilizing Level 3 inputs:

	Six months ended June 30, 2025	Year ended December 31, 2024
	U.S. dollars in thousands
Fair value at the beginning of the period	(2,413)	-
Initial recognition of earnout liability	-	(2,036)
Change in fair value of earnout liability	663	(377)
Fair value at the end of the period	(1,750)	(2,413)

Earnout Liability [Member]
Earnout Liability [Line Items]
Schedule of Fair Value of the Earnout Liability

The fair value of the earnout liability was computed using the following key assumptions:

June 30, 2025
Discount rate	20.7%-21.0%
Expected term (years)	0.50-1.00
Expected volatility	45.89%
Risk-free interest rate	4.29%